HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flow Hedges
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in OCI	$ 835	$ 625	$ 441
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	625	50	167
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	13	0	(2)
Cash Flow Hedges | Interest rate contracts | Interest expense
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in OCI	(153)	(180)	169
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	(3)	0	(12)
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	1	0	(3)
Cash Flow Hedges | Foreign currency contracts
Gains and (losses) related to derivative instruments
Derivative, Notional Amount	10,383	13,224
Cash Flow Hedges | Foreign currency contracts | Net operating revenues
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in OCI	949	973	218
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	618	121	149
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	12	0	1
Cash Flow Hedges | Foreign currency contracts | Interest expense
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in OCI	18
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	(9)
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0
Cash Flow Hedges | Foreign currency contracts | Other income (loss) - net
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in OCI	(38)	(218)
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	(40)	(108)
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0
Cash Flow Hedges | Foreign currency contracts | Cost of goods sold
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in OCI	60	50	52
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	62	34	32
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	0
Cash Flow Hedges | Currency Swap [Member]
Gains and (losses) related to derivative instruments
Derivative, Notional Amount	566	2,590
Gain (Loss) Recognized in OCI	$ (92)
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimate of Time to Transfer	10 years
Cash Flow Hedges | Interest rate swaps
Gains and (losses) related to derivative instruments
Derivative, Notional Amount	$ 3,328	4,328
Cash Flow Hedges | Commodity contracts
Gains and (losses) related to derivative instruments
Derivative, Notional Amount	8	9
Cash Flow Hedges | Commodity contracts | Cost of goods sold
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in OCI	(1)	0	2
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	(3)	3	(2)
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	0
Fair Value Hedges
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(24)	(4)	23
Fair Value Hedges | Interest expense
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(3)	29	47
Fair Value Hedges | Other income (loss) - net
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(21)	(33)	(24)
Fair Value Hedges | Interest rate contracts | Interest expense
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(172)	18	(193)
Fair Value Hedges | Foreign currency contracts | Other income (loss) - net
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	110	132	24
Fair Value Hedges | Available-for-Sale Securities
Gains and (losses) related to derivative instruments
Derivative, Notional Amount	2,159	1,358
Fair Value Hedges | Available-for-Sale Securities | Other income (loss) - net
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(131)	(165)	(48)
Fair Value Hedges | Interest rate swaps
Gains and (losses) related to derivative instruments
Derivative, Notional Amount	7,963	6,600
Fair Value Hedges | Fixed Rate Debt | Interest expense
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	169	11	240
Net Investment Hedges
Gains and (losses) related to derivative instruments
Derivative, Notional Amount	12,259	2,047
Gain (Loss) Recognized in OCI	637	80	61
Net Investment Hedges | Foreign currency contracts
Gains and (losses) related to derivative instruments
Derivative, Notional Amount	1,347	2,047
Gain (Loss) Recognized in OCI	661	80	61
Net Investment Hedges | Euro Denominated Debt [Domain]
Gains and (losses) related to derivative instruments
Derivative, Notional Amount	10,912	0
Gain (Loss) Recognized in OCI	(24)	0	0
Derivatives Not Designated as Hedging Instruments
Gains and (losses) related to derivative instruments
Derivative, Gain (Loss) on Derivative, Net	(334)	(163)	111
Derivatives Not Designated as Hedging Instruments | Foreign currency contracts
Gains and (losses) related to derivative instruments
Derivative, Notional Amount	3,605	4,334
Derivatives Not Designated as Hedging Instruments | Foreign currency contracts | Net operating revenues
Gains and (losses) related to derivative instruments
Derivative, Gain (Loss) on Derivative, Net	41	(6)	5
Derivatives Not Designated as Hedging Instruments | Foreign currency contracts | Other income (loss) - net
Gains and (losses) related to derivative instruments
Derivative, Gain (Loss) on Derivative, Net	(92)	(85)	162
Derivatives Not Designated as Hedging Instruments | Foreign currency contracts | Cost of goods sold
Gains and (losses) related to derivative instruments
Derivative, Gain (Loss) on Derivative, Net	3	0	2
Derivatives Not Designated as Hedging Instruments | Interest rate swaps | Interest expense
Gains and (losses) related to derivative instruments
Derivative, Gain (Loss) on Derivative, Net	0	0	(3)
Derivatives Not Designated as Hedging Instruments | Commodity contracts
Gains and (losses) related to derivative instruments
Derivative, Notional Amount	893	816
Derivatives Not Designated as Hedging Instruments | Commodity contracts | Net operating revenues
Gains and (losses) related to derivative instruments
Derivative, Gain (Loss) on Derivative, Net	(16)	(48)	5
Derivatives Not Designated as Hedging Instruments | Commodity contracts | Cost of goods sold
Gains and (losses) related to derivative instruments
Derivative, Gain (Loss) on Derivative, Net	(209)	(8)	(122)
Derivatives Not Designated as Hedging Instruments | Commodity contracts | Selling, general and administrative expenses
Gains and (losses) related to derivative instruments
Derivative, Gain (Loss) on Derivative, Net	(25)	(79)	7
Derivatives Not Designated as Hedging Instruments | Other Derivative Instruments | Other income (loss) - net
Gains and (losses) related to derivative instruments
Derivative, Gain (Loss) on Derivative, Net	(37)	39	0
Derivatives Not Designated as Hedging Instruments | Other Derivative Instruments | Selling, general and administrative expenses
Gains and (losses) related to derivative instruments
Derivative, Gain (Loss) on Derivative, Net	$ 1	$ 24	$ 55